Leases - Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 456
2024	334
2025	170
Thereafter	0
Total future minimum lease payments	960
Less: Interest	(133)
Total present value of lease liabilities	$ 827